BALANCE SHEET INFORMATION	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET INFORMATION	BALANCE SHEET INFORMATION
Certain significant amounts included in the Company's condensed consolidated balance sheets consist of the following (in thousands):
Manufacturing inventories

	September 30, 2024	March 31, 2024
Finished goods	$9,349	$7,074
Work in progress	668	769
Raw materials	8,948	9,910
Total manufacturing inventories	$18,965	$17,753
Service parts inventories

	September 30, 2024	March 31, 2024
Finished goods	$6,300	$3,660
Component parts	2,728	6,123
Total service parts inventories	$9,028	$9,783
Intangibles, net

	September 30, 2024			March 31, 2024
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	$9,013	$(9,013)	$—	$9,013	$(8,550)	$463
Customer lists	4,398	(3,656)	742	4,398	(3,192)	1,206
Intangible assets, net	$13,411	$(12,669)	$742	$13,411	$(11,742)	$1,669
Intangible assets amortization expense was $0.5 million and $1.0 million and $0.9 million and $2.1 million for the three and six months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, the remaining weighted-average amortization period for definite-lived intangible assets was approximately 0.8 years. The Company recorded amortization of developed technology in cost of product revenue, and customer lists in sales and marketing expenses in the condensed consolidated statements of operations.
As of September 30, 2024, the future expected amortization expense for intangible assets is as follows (in thousands):

Fiscal year ending	Estimated future amortization expense
Remainder of 2025	$461
2026	281
Total	$742
Goodwill
As of September 30, 2024 and March 31, 2024, goodwill was $13.0 million. There were no impairments to goodwill as of September 30, 2024 and March 31, 2024.

Other long-term assets
	September 30, 2024	March 31, 2024
Capitalized SaaS implementation costs for internal use	$14,880	$15,349
Capitalized debt costs	2,664	1,923
Contract asset	1,357	1,477
Deferred taxes	759	734
Other	424	257
Total other long-term assets	$20,084	$19,740

Other accrued liabilities
	September 30, 2024	March 31, 2024
Accrued expenses	$6,646	$4,251
Asset retirement obligation	2,769	2,069
Accrued warranty	1,353	1,545
Accrued interest	458	524
Lease liability	1,375	1,256
Accrued income taxes	365	1,044
Other	3,535	3,297
Total other accrued liabilities	$16,501	$13,986
The following table details the change in the accrued warranty balance (in thousands):

	September 30, 2024	March 31, 2024
Beginning balance	$1,545	$2,094
Current period accruals	1,172	2,563
Adjustments to prior estimates	52	(141)
Charges incurred	(1,416)	(2,971)
Ending balance	$1,353	$1,545
BALANCE SHEET INFORMATION
Certain significant amounts included in the Company's consolidated balance sheets consist of the following (in thousands):
Manufacturing inventories

	March 31,
	2024	2023	2022
Manufactured finished goods	$7,074	$6,958	$14,607
Work in progress	769	1,304	2,546
Raw materials	9,910	11,179	16,393
Total manufacturing inventories	$17,753	$19,441	$33,546
Service inventories

	March 31,
	2024	2023	2022
Finished goods	$3,660	$19,834	$19,234
Component parts	6,123	5,470	5,020
Total service inventories	$9,783	$25,304	$24,254
Property and equipment, net

	March 31,
	2024	2023	2022
Machinery and equipment, and software	$49,095	$48,534	$47,777
Leasehold improvements	12,473	14,405	6,029
Furniture and fixtures	1,109	863	844
	62,677	63,802	54,650
Less: accumulated depreciation	(50,649)	(47,247)	(41,797)
Total property, plant and equipment, net	$12,028	$16,555	$12,853
Depreciation expense for property and equipment amounted to $6.0 million, $5.5 million, and $5.7 million for the years ended March 31, 2024, 2023, and 2022, respectively.
Intangibles, net

	March 31, 2024			March 31, 2023			March 31, 2022
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	$9,013	$(8,550)	$463	$9,013	$(6,269)	$2,744	$9,208	$(3,121)	$6,087
Customer lists	4,398	(3,192)	1,206	4,398	(2,201)	2,197	4,600	(1,103)	3,497
Intangible assets, net	$13,411	$(11,742)	$1,669	$13,411	$(8,470)	$4,941	$13,808	$(4,224)	$9,584
Intangible assets amortization expense was $3.3 million, $4.6 million, and $3.7 million for the years ended March 31, 2024, 2023, and 2022, respectively. As of March 31, 2024, the remaining weighted-average amortization period for definite-lived intangible assets was approximately 0.9 years. The Company recorded amortization of developed technology in cost of product revenue, and customer lists in sales and marketing expenses in the consolidated statements of operations.
As of March 31, 2024, the future expected amortization expense for intangible assets is as follows (in thousands):
Fiscal year ending

Estimated future amortization expense
2025	$1,388
Thereafter	281
Total	$1,669
Goodwill

Amount
Balance at March 31, 2022	$12,969
Goodwill acquired	—
Balance at March 31, 2023	$12,969
Goodwill acquired	—
Balance at March 31, 2024	$12,969
Other long-term assets

	March 31,
	2024	2023	2022
Capitalized SaaS implementation costs for internal use	$15,349	$11,483	$6,261
Capitalized debt costs	1,923	1,690	1,779
Contract asset	1,477	1,247	699
Deferred taxes	734	1,054	866
Other	257	372	320
Total other long-term assets	$19,740	$15,846	$9,925
Other accrued liabilities

	March 31,
	2024	2023	2022
Accrued expenses	$4,251	$1,988	$4,984
Asset retirement obligation	2,069	2,513	4,590
Accrued income taxes	1,044	1,509	943
Accrued warranty	1,545	2,094	1,899
Accrued interest	524	494	278
Lease liability	1,256	1,364	1,727
Other	3,297	3,704	2,141
Total other accrued liabilities	$13,986	$13,666	$16,562
The following table details the change in the accrued warranty balance (in thousands):

	Year Ended March 31,
	2024	2023	2022
Balance as of April 1	$2,094	$1,899	$2,383
Current period accruals	2,563	3,477	3,717
Adjustments to prior estimates	(141)	(18)	(156)
Charges incurred	(2,971)	(3,264)	(4,045)
Balance as of March 31	$1,545	$2,094	$1,899